Investment properties	12 Months Ended
Jun. 30, 2020
Investment Properties [Abstract]
Investment properties
9.	Investment properties

Changes in the Group's investment properties according to the fair value hierarchy for the years ended June 30, 2020 and 2019 were as follows:

	06.30.20		06.30.19
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	45,415	289,601	38,116	325,559
Reclassifications of previous periods (IFRS 16)	-	426	-	-
Currency translation adjustment	(670)	53,460	59	(3,001)
Additions	3,621	1,838	5,165	6,446
Additions of capitalized leasing costs	4	16	11	4
Depreciation of capitalized leasing costs (i)	(6)	(9)	(9)	(4)
Transfers	6,116	(28,781)	849	1,135
Disposals	(1,740)	(13,412)	(2,122)	(3,676)
Balance incorporated by business combination	-	244	-	-
Deconsolidation	(1,694)	(155,846)	-	-
Capitalized finance costs	-	-	217	16
Net gain / (loss) from fair value adjustment	28,523	3,061	3,129	(36,878)
Fair value at the end of the year	79,569	150,598	45,415	289,601

(i)	Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 27)
(ii)	Ps. 1,694 corresponde a La Maltería y Ps. 155,846 a Gav-Yam.

The following is the balance by type of investment property of the Group as of June 30, 2020 and 2019:

	06.30.20	06.30.19
Leased out farmland	4,129	2,633
Rental properties	191,175	287,149
Undeveloped parcels of land	27,534	33,713
Properties under development	7,329	11,521
Total	230,167	335,016

Certain investment property assets of the Group have been mortgaged or restricted to secure some of the Group's borrowings and other payables. Book amount of those properties amounts to Ps. 18,171 and Ps. 15,510 as June 30, 2020 and 2019, respectively.

The following amounts have been recognized in the Statements of Income:

	06.30.20	06.30.19	06.30.18
Rental and services income	22,131	30,504	27,869
Direct operating expenses	(8,983)	(8,385)	(7,699)
Development expenses	121	(87)	(4,206)
Net realized gain from fair value adjustment of investment property	1,080	822	527
Net unrealized gain / (loss) from fair value adjustment of investment property	30,380	(38,568)	23,554

See Note 5 (liquidity schedule) for detail of contractual commitments related to investment properties.

Valuation processes

The Group's investment properties were valued at each reporting date by independent professionally qualified appraisers who hold a recognized relevant professional qualification and have experience in the locations and segments of the investment properties appraised. For all investment properties, their current use equates to the highest and best use.

Each business (or operations center, as appropriate) has a team, which reviews the appraisals performed by the independent appraisers (the "review team"). The review team: i) verifies all major and important assumptions relevant to the appraisal in the valuation report from the independent appraisers; ii) assesses property valuation movements compared to the valuation report from the prior period; and iii) holds discussions with the independent appraisers.

Changes in Level 2 and 3 fair values, if any, are analyzed at each reporting date during the valuation discussions between the review team and the independent appraisers. In the case of the Operations Center in Argentina, the Board of Directors ultimately approves the fair value calculation for recording into the Financial Statements. In the case of the Operations Center in Israel, the appraisals are examined by Israel Management and reported to the Financial Statements Committee.

Valuation techniques used for the estimation of fair value of the investment property

Agricultural business

For all leases of agricultural land with a total valuation of Ps. 4,193 and Ps. 5,598 for fiscal years ended on June 30, 2020 and 2019, respectively, the valuation was determined using comparable values. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per hectare.

Urban properties and investments business

Argentina operations center

The Group has defined valuation techniques according to the characteristics of each property and the type of market in which these assets are located, in order to maximize the use of observable information available for the determination of fair value.

For the Shopping Malls there is no liquid market for the sale of properties with these characteristics that can be taken as a reference of value. Likewise, the Shopping Malls, being a business denominated in pesos, are highly related to the fluctuation of macroeconomic variables in Argentina, the purchasing power of individuals, the economic cycle of Gross Domestic Product (GDP) growth, the evolution of inflation, among others. Consequently, the methodology adopted by the Group for the valuation of Shopping Malls is the discounted cash flow model ("DCF"), which allows the volatility of the Argentine economy to be taken into account and its correlation with the revenue streams of the Malls and the inherent risk of the Argentine macroeconomy. The DCF methodology contemplates the use of certain unobservable valuation assumptions, which are determined reliably based on the information and internal sources available at the date of each measurement. These assumptions mainly include the following:

●	Future cash flow projected income based on the current locations, type and quality of the properties, backed by the lease agreements that the Company has signed with its tenants. The Company's revenues are equal to the higher of: i) a Minimum Insured Fixed Value ("VMA") and ii) a percentage of the tenant's sales in each Shopping Mall. Accordingly, estimates of the evolution of the Gross Domestic Product ("GDP) and the Inflation of the Argentine economy, as provided by an external consultant were used to estimate the evolution of tenant sales, which have a high correlation with these macroeconomic variables. These macroeconomic projections were contrasted with the projections prepared by the International Monetary Fund ("IMF"), the Organization for Economic Cooperation and Development ("OECD") and with the Survey of Market Expectations ("REM"), which consists of a Survey prepared by the Central Bank of Argentina (BCRA) aimed to local and foreign specialized analysts in order to allow a systematic follow-up of the main short and medium term macroeconomic forecasts on the evolution of the Argentine economy.
●	The income from all Shopping Malls was considered to grow with the same elasticity in relation to the evolution of the GDP and the projected inflation. The specific characteristics and risks of each Shopping Mall are captured through the use of the historical average EBITDA Margin of each of them.
●	Cash flows from future investments, expansions or improvements in Shopping Mall were not contemplated.
●	Terminal value: a perpetuity calculated from the cash flow of the last year of useful life was considered.
●	The cash flow for concessions was projected until the termination date of the concession stipulated in the current contract.
●	Given the prevailing inflationary context and the volatility of certain macroeconomic variables, a reference long term interest rate in pesos is not available to discount the projected cash flows from shopping malls. Consequently, the projected cash flows were dollarized through the future ARS / US$ exchange rate curve provided by an external consultant, which are contrasted to assess their reasonableness with those of the IMF, OECD, REM and the On-shore Exchange Rate Futures Market (ROFEX). Finally, dollarized cash flows were discounted with a long-term dollar rate, the weighted average capital cost rate ("WACC"), for each valuation date.
●	The estimation of the WACC discount rate was determined according to the following components:

a)	United State Governments Bonds risk-free rate;
b)	Industry beta, considering comparable companies from the United States, Brazil, Chile and Mexico, in order to contemplate the Market Risk on the risk-free rate;
c)	Argentine country risk considering the EMBI + Index; and
d)	Cost of debt and capital structure, considering that information available from the Argentine corporate market ("blue chips") was determined as a reference, since sovereign bonds have a history of defaults. Consequently, and because IRSA CP, based on its representativeness and market share represents the most important entity in the sector, we have taken its indicators to determine the discount rate.

For offices, other rental properties and plot of lands, the valuation was determined using transactions of comparable market assets, since the market for offices and land banks in Argentina is liquid and has market transactions that can be taken as reference. These values are adjusted to the differences in key attributes such as location, property size and quality of interior fittings. The most significant input to the comparable market approach is the price per square meter that derives from the supply and demand in force in the market at each valuation date.

Since September 2019, the real estate market has faced certain changes in terms of its operation as a consequence of the implementation of regulations applicable to the foreign exchange market. In general terms, the measure adopted on September 1, 2019 by the BCRA sets forth that exporters of goods and services should settle foreign currency from abroad in the local exchange market 5 days after the collection of such funds, at the latest. Furthermore, it provides that legal entities residing in Argentina may buy foreign currency without restrictions for imports or payments of debts on the maturity date thereof, although they shall apply for the BCRA´s prior authorization for the purposes of: buying foreign currency in order to form external assets, prepaying debts, making remittances of profits and dividends abroad or transferring funds abroad. Likewise, pursuant to such regulations, access to the market by natural persons for the purchase of dollars was restricted. Afterwards, the BCRA implemented stricter measures, further limiting access to the foreign exchange market (see Note 39 to these consolidated financial statements).

At present, purchase and sales transactions for office buildings may be settled in Pesos (by using an implicit foreign exchange rate higher than the official one) or in dollars. However, due to the restrictions applicable to access to dollars to which market participant are subject (most of them are domestic companies and local subsidiaries of foreign companies, all of them subject to the foreign exchange restrictions described above), the chances that a natural person or legal entity may obtain the funds required to execute a transaction in dollars are remote. Consequently, the most probable scenario is that any sale of office buildings/reserves be settled in Pesos at an implicit foreign exchange rate higher than the official one. This is evidenced by the transactions consummated by the Company prior to and after the closing of these financial statements. (See Note 4 and Note 39 to the consolidated financial statements). Therefore, the Company has valued its office buildings and land reserves as of the fiscal year-end taking into account the circumstances described above, which represents a gain with respect to the values previously recorded.

In certain situations, it is complex to determine reliably the fair value of developing properties. In order to assess whether the fair value of a developing property can be determined reliably, management considers the following factors, among others:

● The provisions of the construction contract.

● The stage of completion.

● Whether the project / property is standard (typical for the market) or non-standard.

● The level of reliability of cash inflows after completion.

● The specific development risk of the property.

● Previous experience with similar constructions.

● Status of construction permits.

There were no changes in the valuation techniques during the year.

Israel operations center

Valuations were performed using the DCF method. The discount rates used by appraisers in Israel are mainly in the range of 7% - 9% and are established taking into account the type of property, purpose, location, the level of rent compared to the market price and quality of the tenants.

When determining the value of office buildings, buildings aimed at to the technology sector and commercial spaces (mainly located in the city center and in high-tech office parks with high-quality tenants), the discount rates mainly used are between 7% to 9%, while for workshop, storage and industry buildings (mainly located in peripheral areas of the city) they are valuated using a discount rate between 7.75% -9%.

There were no changes in valuation techniques during the years ended June 30, 2020 and 2019.

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

				Sensitivity (i)
				06.30.20		06.30.19
Description	Valuation technique	Parameters	Range fiscal year 2019 / (2018)	Increase	Decrease	Increase	Decrease
Rental properties in Israel - Offices (Level 3)	Discounted cash flows	Discount rate	7.50% to 9.75% /	(406)	539
			(7.00% to 9.00% )			(3,816)	4,353
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 77 / (NIS 63)/	366	(366)

						6,713	(6,713)
Rental properties in Israel - Commercial use (Level 3)	Discounted cash flows	Discount rate	7.50% to 7.80% /	(198)	261
			(7.00% to 9.00%)			(1,931)	2,207
		Weighted average rental value per square meter (m2) per month, in NIS	NIS 41 / (NIS 87)	165	(165)

						3,047	(3,047)
Rental properties in Israel - Industrial use (Level 3)	Discounted cash flows	Discount rate	N/A	N/A	N/A
			(7.75% to 9.00%)			(717)	815
		Weighted average rental value per square meter (m2) per month, in NIS	N/A / (NIS 31)	N/A	N/A

						1,731	(1,731)
Rental properties in USA - HSBC Building (Level 3)	Discounted cash flows	Discount rate	4.75% / (6.25%)	(6,059)	7,507	(2,181)	2,31
		Weighted average rental value per square meter (m2) per month, in US$	$US 79 /(US$ 73)	6,284	(6,284)

						4,772	(4,772)
Rental properties in USA - Las Vegas project (Level 3)	Discounted cash flows	Discount rate	6.50% / (8.50%)	(1,792)	2,512	(467)	493
		Weighted average rental value per square meter (m2) per month, in US$	$US 25 /(US$ 33)	(1,307)	1,307

						586	(586)
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	12.18% / (12.10% )	(4,252)	5,207	(4,668)	5,821
		Growth rate	2.3% / (3%)	2,027	(1,655)	2,195	(1,761)
		Inflation	(*)	8,852	(7,282)	4,088	(3,742)
		Devaluation	(*)	(4,115)	5,030	(4,338)	6,237
Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	Ps. 30,148 / (Ps. 14,312)	2,159	(2,159)	1,336	(1,336)
		% of incidence	30% / (30%)	7,196	(7,196)	4,458	(4,458)
Properties under development in Israel (Level 3)	Estimated fair value of the investment property after completing the construction	Weighted average construction cost per square meter (m2) in NIS	5,787 NIS/m2 /
			(5,787 NIS/m2)
		Annual weighted average discount rate	7.00% to 9.00% /	(1,307)	1,307
			(7.00% to 9.00%)			(918)	918

(*)	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 59.81 (corresponding to the year ended June 30, 2020) and arriving at Ps.243.89. In the long term, a nominal devaluation rate of 2.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2020) and stabilizes at 23.2% after 5 years.

(i)	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.